Investment Risks - M3Sixty Income and Opportunity Fund	Mar. 30, 2026
Market risk [Member]
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Market risk – Stock prices are volatile.  Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Active management risk [Member]
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Active management risk – The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

Interest rate risk [Member]
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 Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based on investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Fund invests will likely change in value as market interest rates move.  When interest rates rise, the market value of such securities generally falls.  If the Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower-yielding securities.

Issuer risk [Member]
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Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When the Fund sells shares, they may be worth more or less than what the Fund paid for them, which means that the Fund could lose money and the value of your investment in the Fund could decrease.

Equity risk [Member]
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Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. Also, the common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Fund will invest are structurally subordinated to preferred stocks, bonds, and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Additionally, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Large company risk [Member]
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Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small-cap and Mid-cap stock risks [Member]
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Small-cap and Mid-cap stock risks – Investing in issuers within these categories carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Fund invests in securities issued by small-cap and mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small- and mid-cap-sized companies have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small- and mid-cap-sized companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk – The Fund may incur high portfolio turnover in connection with managing its investment exposure. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Additionally, such trading may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

Special Situations Risk [Member]
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Special Situations Risk – Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations, or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Short Sale Risk [Member]
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Short Sale Risk – The Fund may incur a loss (without limit) because of a short sale if the market value of the borrowed security (i.e., the Fund’s short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

Other Investment Companies (Including ETFs) Risk [Member]
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Other Investment Companies (Including ETFs) Risk – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment companies and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Options risk [Member]
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Options risk – Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strikes prices of the written put options but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling risk [Member]
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Limits on Option Selling risk – The number of call options the Fund can sell is limited by the number of shares of common stock the Fund holds or cash collateral posted and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class that may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade, or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options that the Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser.  An exchange, board of trade, or another trading facility may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions.

Options Strategy risk [Member]
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Options Strategy risk – The Fund’s option strategies consist of selling and purchasing put and call options on equity indexes and ETFs and equity securities. The sale of put options generates income for the Fund but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives risk [Member]
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Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate, or instrument underlying a derivative or due to the failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of the Fund shares may decline, and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may significantly exceed the initial investment.

Convertible Securities Risk [Member]
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Convertible Securities Risk – The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities may also be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

General Fund Investing risk [Member]
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General Fund Investing risk – The Fund is not a complete investment program, and you may lose money by investing in the Fund.  All investments carry a certain amount of risk, and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund operating expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or individual.  Mutual funds, investment advisers, other market participants, and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose money on your investment in the Fund.